Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	R$ 877,443	R$ 771,126	R$ 903,372
Gain on sale of farms	180,086	248,375	346,065
Changes in fair value of biological assets and agricultural products	122,671	40,499	78,238
Adjustment to net realizable value of agricultural products after harvest, net	(8,069)	(1,091)	(47,708)
Cost of sales	(833,910)	(747,019)	(886,225)
Gross income	338,221	311,890	393,742
Selling expenses	(59,512)	(55,064)	(41,008)
General and administrative expenses	(67,488)	(65,534)	(65,792)
Other operating income (expenses), net	(4,753)	(5,427)	(11,049)
Operating income	206,468	185,865	275,893
Share of profit (loss) of a joint venture	(1,424)	(58)	(70)
Financial income (expenses)
Financial income	337,510	312,916	330,491
Financial expenses	(417,906)	(307,208)	(324,605)
Profit before income and social contribution taxes	124,648	191,515	281,709
Income and social contribution taxes	13,371	35,352	(13,173)
Net income for the year	R$ 138,019	R$ 226,867	R$ 268,536
Basic earnings per share - in Brazilian reais (in Dollars per share and Brazil Real per share)	R$ 1.3855	R$ 2.2774	R$ 2.7178
Diluted earnings per share - in Brazilian reais (in Dollars per share and Brazil Real per share)	R$ 1.378	R$ 2.267	R$ 2.7028